CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2021
Risks And Uncertainties [Abstract]
Schedule of Customers Accounted for 10% or More of the Company's Net Revenues	The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended
	December 31,
	2021	2020	2019
Customer A	30%	25%	21%
Customer B	44%	31%	48%